NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2011
Equity [Abstract]
Summary of Company's long term debt
Note	Dec 31, 2011 principal balance	Dec 31, 2011 accrued interest	Interest rate	Security
Mutual Ditch seller carry back	$ 7,403,000	$ -	6%	Shares in the Mutual Ditch Company
Orlando purchase	187,500	3,500	7%	188 acres of land
Convertible debt Series A	2,000,000	85,500	6%	F-1 assets
Convertible debt Series B	5,332,000	160,000	6%	F-2 assets
Equipment loans	133,200	-	5 - 8%	Specific equipment
Total	$15,055,700	$249,000
Less: Current portion	(32,000)
Less: Discount on Series B	(2,919,200)
Long Term portion	$12,104,500

Schedule of principal payments due by year
Year Ending December 31,	Principal Due
2012	$ 32,200
2013	14,953,500
2014	33,000
2015	30,000
2016	7,000
Total	$15,055,700